OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit-long-term	¥ 1,722	$ 236	¥ 3,760
Advance to hospitals-noncurrent	960	132	1,325
Others	3,185	436	6,341
Other non-current assets	¥ 5,867	$ 804	¥ 11,426